Capital Acquisitions and Dispositions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 5.1	$ 3.7
Dispositions [Abstract]
Goodwill	(1.1)	0.0
Proceeds Received, Net [Abstract]
Gain (loss) on capital dispositions	(129.1)	$ 31.1
Southeast Saskatchewan
Dispositions [Abstract]
Exploration and evaluation	(2.4)
Property, plant and equipment	(288.7)
Goodwill	(6.2)
Decommissioning liability	26.8
Total assets of disposal group	(270.5)
Proceeds Received, Net [Abstract]
Cash	112.5
Long-term investments	100.9
Total proceeds from the sale	213.4
Gain (loss) on capital dispositions	(57.1)
Minor Property Acquisitions and Dispositions
Acquisitions [Abstract]
Purchase of exploration and evaluation assets	10.2
Purchase of property, plant and equipment, classified as investing activities	12.2
Provision For Decommissioning Restoration And Rehabilitation Costs Acquired	(0.4)
Financial assets recognised as of acquisition date	22.0
Dispositions [Abstract]
Exploration and evaluation	(5.1)
Property, plant and equipment	(261.5)
Goodwill	(0.6)
Decommissioning liability	46.1
Total assets of disposal group	(221.1)
Proceeds Received, Net [Abstract]
Cash	115.4
Long-term investments	11.7
Total proceeds from the sale	127.1
Gain (loss) on capital dispositions	$ (72.0)